Shareholders' equity (Narrative) (Details)	1 Months Ended			12 Months Ended
	Feb. 19, 2020 CAD ($) $ / shares shares	Jun. 28, 2019 CAD ($)	Jun. 25, 2019 CAD ($) Share $ / shares shares	Mar. 31, 2021 CAD ($) Share $ / shares shares	Mar. 31, 2020 CAD ($) Share $ / shares shares	Mar. 31, 2019 Share
Disclosure of classes of share capital [line items]
Net proceeds from issuing shares				$ 5,025,608	$ 25,752,074
Payments for share issue costs				$ 239,589	$ 1,381,417
Number of share options outstanding | Share				4,949,106	4,507,606	3,953,739
Weighted average exercise price of share options exercisable | $ / shares				$ 2.52
Additional options authorized under plan | shares				5,894,031	5,172,357
Term of share option granted				10 years
Weighted average fair value | $ / shares				$ 2.73	$ 1.36
Large Scale Investments Limited [Member]
Disclosure of classes of share capital [line items]
Repayment of convertible note, loan and accrued interest		$ 63,371
2020 Equity Offering [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares	7,419,800
Units issued, price per unit | $ / shares	$ 1.55
Gross proceeds from issuing units	$ 11,500,000
Net proceeds from issuing units	$ 10,300,000
Exercise price of warrants granted | $ / shares	$ 2.00
Estimated fair value of warrants granted	$ 1,780,752
Number of warrants exercised | shares				2,285,500
Proceeds from exercise of warrants				$ 4,571,000
Number of warrants outstanding | shares				1,424,400
Payments for share issue costs	$ 1,200,000
Agents’ warrants [Member]
Disclosure of classes of share capital [line items]
Percentage of cash commission on gross proceeds and compensation	7.00%
Number of warrants granted | shares	519,386
Exercise price of warrants granted | $ / shares	$ 2.00
Estimated fair value of warrants granted	$ 249,305
Number of warrants exercised | shares				207,754
Proceeds from exercise of warrants				$ 415,508
Number of warrants outstanding | shares				311,632
2019 Rights Offering [Member]
Disclosure of classes of share capital [line items]
Number of common shares in rights offering | shares			44,083,203
Price per common share issued | $ / shares			$ 0.35
Gross proceeds from issuing shares			$ 15,429,121
Net proceeds from issuing shares			$ 15,284,430
Per share price of right to purchase common share | $ / shares			$ 0.35
2019 Rights Offering [Member] | Directors and officers [Member]
Disclosure of classes of share capital [line items]
Rights exercised | Share			14,306,740
Percentage of Rights Offering shares issued as a result of Rights exercised			32.50%
2019 Rights Offering [Member] | Large Scale Investments Limited [Member] | Convertible note [Member]
Disclosure of classes of share capital [line items]
Repayment of convertible note, loan and accrued interest			$ 2,565,022
2019 Rights Offering [Member] | Large Scale Investments Limited [Member] | Loan [Member]
Disclosure of classes of share capital [line items]
Repayment of convertible note, loan and accrued interest			$ 1,607,183
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options exercisable | $ / shares				$ 0.23
Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options exercisable | $ / shares				$ 8.05
Research and development [Member]
Disclosure of classes of share capital [line items]
Stock-based compensation				$ 7,706	$ 16,757
General and administrative [Member]
Disclosure of classes of share capital [line items]
Stock-based compensation				1,550,828	469,472
Deferred development costs [Member]
Disclosure of classes of share capital [line items]
Stock-based compensation				$ 319,610	$ 50,660